Note 16 - Trade Receivables, Net - Summary of the Aging of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Guaranteed	$ 286,250	$ 247,079
Not guaranteed	1,517,651	1,045,366
	$ 1,803,901	$ 1,292,445	$ 1,292,445
Expected loss rate	0.07%	0.08%
Allowances for doubtful accounts	$ (1,396)	$ (1,075)
Nominative allowances for doubtful accounts	(65,139)	(77,310)
Net Value	1,737,366	1,214,060	$ 1,214,060
Effect of adoption of new standard		(6,423)
Net Value after adoption of new standard		1,207,637
Current trade receivables, not due [member]
Statement Line Items [Line Items]
Guaranteed	254,743	219,764
Not guaranteed	1,180,788	841,737
	$ 1,435,531	$ 1,061,501
Expected loss rate	0.04%	0.04%
Allowances for doubtful accounts	$ (564)	$ (447)
Nominative allowances for doubtful accounts
Net Value	1,434,967	1,061,054
Effect of adoption of new standard
Net Value after adoption of new standard		1,061,054
Current trade receivables, past due, less than 180 days [member]
Statement Line Items [Line Items]
Guaranteed	30,884	22,978
Not guaranteed	260,675	115,245
	$ 291,559	$ 138,223
Expected loss rate	0.17%	0.17%
Allowances for doubtful accounts	$ (510)	$ (252)
Nominative allowances for doubtful accounts	(1,436)
Net Value	289,613	137,971
Effect of adoption of new standard
Net Value after adoption of new standard		137,971
Current trade receivables, past due, greater than 180 days [member]
Statement Line Items [Line Items]
Guaranteed	623	4,337
Not guaranteed	76,188	88,384
	$ 76,811	$ 92,721
Expected loss rate	0.43%	0.43%
Allowances for doubtful accounts	$ (322)	$ (376)
Nominative allowances for doubtful accounts	(63,703)	(77,310)
Net Value	$ 12,786	15,035
Effect of adoption of new standard		(6,423)
Net Value after adoption of new standard		$ 8,612